Technology and Development Expenses - Summary of Technology and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Technology and development expenses	$ 6,348	$ 3,386	$ 2,005
Salaries and Wages
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Technology and development expenses	2,969	1,381	1,072
Software Licenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Technology and development expenses	1,294	487	292
Infrastructure Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Technology and development expenses	1,496	792	298
Information and Technology Security Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Technology and development expenses	298	176	161
Other Technology Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total Technology and development expenses	$ 291	$ 550	$ 182